SCHEDULE OF ACCOUNTS NET OF ALLOWANCE FOR DOUBTFUL ACCOUNTS (Details) - SGD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, net	$ 5,635	$ 3,220
Within 30 Days [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, net	3,094	1,511
Between 31 and 60 Days [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, net	1,683	587
Between 61 And 90 Days [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, net	270	282
More Than 90 Days [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, net	$ 588	$ 840